Intangible assets - Estimated growth Rates (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Estimated growth rates for cash flow projections
Period for cash flow projections	5 years
Extrapolated growth rate	3.00%	3.00%
Bottom of Range
Estimated growth rates for cash flow projections
Annual compound revenue growth rate	6.00%	5.00%
Annual gross profit ratio	45.90%	67.40%
Discount rate	16.00%	16.50%
Top of Range
Estimated growth rates for cash flow projections
Annual compound revenue growth rate	17.90%	26.60%
Annual gross profit ratio	76.60%	69.20%
Discount rate	17.10%	19.00%